Related party transactions	9 Months Ended
Sep. 25, 2021
European Wax Center, Inc. and Subsidiaries
Related Party Transactions

12. Related party transactions

The Company recognized advances to certain related party members of zero and $689 as of September 25, 2021 and December 26, 2020, respectively, related to payments of fees on behalf of the members in connection with the GA Acquisition. These advances are reported in advances to related parties within the condensed consolidated balance sheets. These advances were settled in August 2021 through a reduction of the tax distribution to members made in connection with the Reorganization Transactions discussed in Note 1. Additionally, the Company paid fees to certain members for consulting services provided to the Company. Related party consulting fees of $17 and $33 for the 13 weeks ended September 25, 2021 and September 26, 2020, respectively, and $117 and $133 for the 39 weeks ended September 25, 2021 and September 26, 2020, respectively, are included in selling, general, and administrative expenses in the condensed consolidated statements of operations. The term of the consulting services agreement ended in August 2021.